Income Taxes - Summary of Principal Components of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	¥ 19,785,153	$ 2,786,681	¥ 18,465,206
Allowance for finance lease receivable	7,706,311	1,085,411	8,944,994
Allowance for other current assets	30,286,267	4,265,731	53,566,319
Impairment loss from long-lived assets	539,153	75,938	22,131,541
Guarantee liabilities	3,517,157	495,381	100,082,625
Share-based compensation	33,692,676	4,745,514	35,798,102
Fair value change on investments	67,463,987	9,502,104	67,969,700
Fair value change on financial assets	82,220,720	11,580,546	34,319,462
Lease liabilities	18,156,568	2,557,299	1,675,482
Advertising cost	23,090,520	3,252,232	35,811,815
Uncollected revenue	4,798,460	675,849	4,501,793
Outside basis difference	19,604,247	2,761,200	44,907,609
Net operating loss carry forwards	775,049,194	109,163,396	746,950,201
Less: valuation allowance	(1,008,969,418)	(142,110,370)	(1,100,270,879)
Total non-current deferred tax assets net of valuation allowance	76,940,995	10,836,912	74,853,970
Non-current deferred tax liabilities
Right-of-use assets	(18,572,655)	(2,615,904)	(1,864,922)
Fair value change on financial assets	(58,368,340)	(8,221,008)	(63,732,300)
Unallocated revenue			(11,374,640)
Total non-current deferred tax liabilities	¥ (76,940,995)	$ (10,836,912)	(76,971,862)
Net non-current deferred tax liabilities			¥ (2,117,892)